2. BASIS OF PREPARATION: Foreign Currency Translation: Schedule of Functional currencies for the parent company and each subsidiary (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Functional currencies for the parent company and each subsidiary

Company Name	Country of Incorporation	Function Currency
ZenaTech, Inc.	Canadian	Canada dollar
ZenaTech, Inc.	United States of America	United States of America dollar
PacePlus Inc.	United States of America	United States of America dollar
SystemView Inc.	United States of America	United States of America dollar
ZigVoice, Inc.	United States of America	United States of America dollar
ZenaDrone, Inc.	United States of America	United States of America dollar
ZenaDrone Limited	Ireland	Euro
ZenaDrone Manufacturing, Inc.	United States of America	United States of America dollar
Othership Ltd.	United Kingdom	United Kingdom pound
Workaware, Inc.	United States of America	United States of America dollar
TillerStack, GmbH	Germany	Euro
TillerStack, Inc.	United States of America	United States of America dollar
Ecker Capital, Inc	United States of America	United States of America dollar
Drone as a Service, Inc.	United States of America	United States of America dollar
DroneAsAService.com Drone Services Inc.	Canada	Canada dollar
ZenaDrone Trading L.L.C.	United Arab Emirates	United Arab Emirates Dirham
ZenaDrone Manufacturing (FZE)	United Arab Emirates	United Arab Emirates Dirham
Spider Vision Sensors, Ltd.	Taiwan	New Taiwan dollar
Weddle Surveying Inc.	United States of America	United States of America dollar
Casado Design Limited	United Kingdom	United Kingdom pound
Empire Land Surveying, Inc.	United States of America	United States of America dollar
Morgan Land Services, Inc.	United States of America	United States of America dollar
Cardinal Survey & Design, Inc.	United States of America	United States of America dollar
A & J Land Surveyors, Inc.	United States of America	United States of America dollar
Survey East, Inc. (d/b/a Miller Land Surveying)	United States of America	United States of America dollar
3232605 Nova Scotia Limited (d/b/a Sunrise Window Cleaners)	Canada	Canada dollar
Vara 3D, Inc.	United States of America	United States of America dollar
Laventure & Associates, Inc.	United States of America	United States of America dollar
Atlantic Civil Engineering, Inc.	United States of America	United States of America dollar
DaaS SW, Incorporated	United States of America	United States of America dollar
L. D. King Engineering Co., Inc.	United States of America	United States of America dollar
Drone as a Service Franchise, Inc.	United States of America	United States of America dollar
Zena AI, Inc.	United States of America	United States of America dollar
Drone as a Service.com Pty Ltd	Australia	Australian Dollar
ZenaDrone Inc.	Canada	Canada dollar
PsPortals, Inc.	United States of America	United States of America dollar
Interactive Systems, Inc.	United States of America	United States of America dollar
interlinkONE, Inc.	United States of America	United States of America dollar
ZooOffice, Inc.	United States of America	United States of America dollar
KJM Land Surveying, Inc.	United States of America	United States of America dollar
Wallace Surveying Corporation	United States of America	United States of America dollar
Lescure Engineers, Inc.	United States of America	United States of America dollar
Putt Land Surveying, Inc.	United States of America	United States of America dollar
Rampart Surveys Inc.	United States of America	United States of America dollar
Smith Surveying, Inc.	United States of America	United States of America dollar
Holt Surveying & Mapping, Inc.	United States of America	United States of America dollar
Andrew Spiewak Land Surveyor, Inc.	United States of America	United States of America dollar
ZenaDrone Havacilik Hizmetleri Lmt.	Turkey	Turkish Lira